Significant related party transactions - Schedule of Share Based Earnouts to Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Share-based payment expense	$ 5,152,163	$ 110,611,407	$ 0
Share-based expense - Lifezone Holdings shareholder earnout
Disclosure of transactions between related parties [line items]
Share-based payment expense	0	110,611,407	0
Share-based payment expense - restricted stock units 2
Disclosure of transactions between related parties [line items]
Share-based payment expense	5,152,163	$ 0	$ 0
Weighted average fair value at measurement date, other equity instruments granted	$ 7,043,667